Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.19%
Advertising–0.51%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$550,000	$616,088
Lamar Media Corp.,
3.75%, 02/15/2028(b)	430,000	418,444
4.00%, 02/15/2030(b)	146,000	140,981
		1,175,513
Aerospace & Defense–0.18%
Boeing Co. (The),
5.15%, 05/01/2030	126,000	134,804
5.71%, 05/01/2040	123,000	135,036
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	16,000	12,800
TransDigm, Inc.,
6.50%, 07/15/2024	12,000	11,791
6.50%, 05/15/2025	37,000	35,894
6.38%, 06/15/2026	48,000	44,751
Triumph Group, Inc., 7.75%, 08/15/2025	55,000	35,951
		411,027
Agricultural & Farm Machinery–0.08%
John Deere Capital Corp., 1.75%, 03/09/2027	129,000	132,544
Titan International, Inc., 6.50%, 11/30/2023	77,000	42,053
		174,597
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	15,000	15,052
Airlines–4.12%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	359,749	231,324
Series 2016-1, Class AA, 3.58%, 01/15/2028	344,078	319,580
Series 2019-1, Class B, 3.85%, 02/15/2028	449,745	268,912
Series 2017-1, Class AA, 3.65%, 02/15/2029	478,252	445,147
Series 2017-2, Class A, 3.60%, 10/15/2029	539,512	391,996
Series 2017-2, Class AA, 3.35%, 10/15/2029	672,384	592,531
Series 2019-1, Class AA, 3.15%, 02/15/2032	918,635	825,964
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)(c)	253,000	41,587
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	324,000	251,299
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	765,643	672,492
	Principal Amount	Value
Airlines–(continued)
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	$447,000	$388,837
Series 2019-1, Class AA, 3.20%, 04/25/2024	646,000	611,916
Series 2020-1, Class AA, 2.00%, 06/10/2028	500,000	461,419
Delta Air Lines, Inc.,
3.80%, 04/19/2023	269,000	239,219
2.90%, 10/28/2024	753,000	611,682
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	484,750	293,273
Southwest Airlines Co.,
4.75%, 05/04/2023	246,000	249,530
5.25%, 05/04/2025	142,000	143,992
2.63%, 02/10/2030	38,000	31,667
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	361,886	303,046
Series 2016-1, Class B, 3.65%, 01/07/2026	329,824	218,667
Series 2019-2, Class B, 3.50%, 05/01/2028	344,000	223,829
Series 2018-1, Class A, 3.70%, 03/01/2030	606,467	454,800
Series 2018-1, Class AA, 3.50%, 03/01/2030	570,079	519,553
Series 2019-1, Class A, 4.55%, 08/25/2031	284,627	212,979
Series 2019-1, Class AA, 4.15%, 08/25/2031	553,742	520,936
		9,526,177
Alternative Carriers–0.23%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	50,000	51,531
Series Y, 7.50%, 04/01/2024	48,000	52,925
4.00%, 02/15/2027(b)	221,000	221,072
Level 3 Financing, Inc.,
5.38%, 05/01/2025	97,000	99,902
5.25%, 03/15/2026	108,000	112,030
		537,460
Aluminum–0.10%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	200,000	203,623
Novelis Corp., 4.75%, 01/30/2030(b)	33,000	31,431
		235,054
Apparel Retail–0.37%
L Brands, Inc.,
6.88%, 11/01/2035	91,000	75,732
6.75%, 07/01/2036	49,000	41,001
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	44,000	35,522
Ross Stores, Inc., 5.45%, 04/15/2050	564,000	704,738
		856,993

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	$11,000	$11,221
4.88%, 05/15/2026(b)	63,000	63,934
		75,155
Asset Management & Custody Banks–1.88%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,155,000	1,244,264
Ameriprise Financial, Inc., 3.00%, 04/02/2025	378,000	406,621
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)	799,000	718,203
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)	437,000	450,656
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	1,355,000	1,532,316
		4,352,060
Auto Parts & Equipment–0.05%
Adient US LLC, 9.00%, 04/15/2025(b)	14,000	14,997
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	22,000	21,860
Dana, Inc., 5.38%, 11/15/2027	37,000	35,590
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(b)	30,000	29,507
Tenneco, Inc., 5.00%, 07/15/2026	29,000	14,873
		116,827
Automobile Manufacturers–2.03%
Ford Motor Co.,
8.50%, 04/21/2023	329,000	342,473
9.00%, 04/22/2025	171,000	180,405
9.63%, 04/22/2030	13,000	14,463
4.75%, 01/15/2043	38,000	29,213
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	222,000	220,612
5.58%, 03/18/2024	750,000	748,837
Hyundai Capital America,
2.85%, 11/01/2022(b)	379,000	379,165
4.30%, 02/01/2024(b)	1,883,000	1,928,300
2.65%, 02/10/2025(b)	376,000	355,163
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	89,000	88,906
Volkswagen Group of America Finance LLC (Germany), 1.37% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(e)	403,000	396,770
		4,684,307
Automotive Retail–0.46%
Advance Auto Parts, Inc.,
4.50%, 12/01/2023	285,000	305,003
3.90%, 04/15/2030(b)	574,000	587,425
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	10,000	9,631
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	19,000	18,689
4.63%, 12/15/2027(b)	18,000	17,426
Murphy Oil USA, Inc., 5.63%, 05/01/2027	37,000	38,704
	Principal Amount	Value
Automotive Retail–(continued)
Penske Automotive Group, Inc., 5.50%, 05/15/2026	$85,000	$83,922
		1,060,800
Biotechnology–0.91%
AbbVie, Inc.,
4.05%, 11/21/2039(b)	1,079,000	1,214,873
4.88%, 11/14/2048	564,000	697,809
Amgen, Inc., 2.45%, 02/21/2030	176,000	184,478
		2,097,160
Brewers–0.37%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.00%, 11/15/2039	343,000	526,289
4.35%, 06/01/2040	245,000	274,431
Molson Coors Beverage Co., 5.00%, 05/01/2042	42,000	43,311
		844,031
Broadcasting–0.21%
AMC Networks, Inc.,
5.00%, 04/01/2024	39,000	39,219
4.75%, 08/01/2025	10,000	10,101
Fox Corp., 3.50%, 04/08/2030	125,000	134,731
Gray Television, Inc., 7.00%, 05/15/2027(b)	28,000	29,640
iHeartCommunications, Inc., 8.38%, 05/01/2027	46,000	43,116
ViacomCBS, Inc., 4.95%, 05/19/2050	225,000	228,704
		485,511
Building Products–1.06%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	791,000	793,946
2.72%, 02/15/2030(b)	630,000	601,955
3.38%, 04/05/2040(b)	617,000	551,702
3.58%, 04/05/2050(b)	417,000	376,743
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	100,000	104,061
5.00%, 02/15/2027(b)	17,000	17,552
		2,445,959
Cable & Satellite–3.12%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	213,000	222,584
4.50%, 08/15/2030(b)	24,000	24,956
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	1,195,000	1,369,403
5.38%, 04/01/2038	42,000	50,213
5.75%, 04/01/2048	328,000	405,119
Comcast Corp.,
3.95%, 10/15/2025	237,000	271,828
6.45%, 03/15/2037	551,000	805,898
4.60%, 10/15/2038	338,000	420,641
3.25%, 11/01/2039	119,000	130,643
3.45%, 02/01/2050	504,000	561,090
2.80%, 01/15/2051	371,000	366,912
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
CSC Holdings LLC,
6.75%, 11/15/2021	$67,000	$70,775
5.25%, 06/01/2024	94,000	99,387
10.88%, 10/15/2025(b)	200,000	217,009
DISH DBS Corp.,
5.88%, 11/15/2024	40,000	39,596
7.75%, 07/01/2026	22,000	22,876
Intelsat Jackson Holdings S.A. (Luxembourg), 8.50%, 10/15/2024(b)(c)	43,000	24,622
NBCUniversal Media LLC, 5.95%, 04/01/2041	1,135,000	1,641,729
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	41,000	42,641
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	211,000
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	200,000	209,081
		7,208,003
Casinos & Gaming–0.11%
Boyd Gaming Corp.,
6.38%, 04/01/2026	20,000	19,940
6.00%, 08/15/2026	20,000	19,522
MGM Resorts International,
7.75%, 03/15/2022	42,000	43,809
6.00%, 03/15/2023	67,000	67,328
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	19,000	17,483
Station Casinos LLC, 4.50%, 02/15/2028(b)	22,000	19,456
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	57,000	55,432
		242,970
Coal & Consumable Fuels–0.05%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	18,000	17,741
4.13%, 02/15/2028(b)	15,000	14,016
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	105,000	79,875
		111,632
Commodity Chemicals–0.15%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	246,000	241,126
Koppers, Inc., 6.00%, 02/15/2025(b)	37,000	34,155
Olin Corp., 5.63%, 08/01/2029	85,000	77,021
		352,302
Communications Equipment–0.05%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	50,000	52,374
5.25%, 08/01/2026	51,000	52,966
		105,340
Construction & Engineering–0.03%
AECOM, 5.13%, 03/15/2027	24,000	25,551
	Principal Amount	Value
Construction & Engineering–(continued)
Valmont Industries, Inc., 5.00%, 10/01/2044	$42,000	$43,007
		68,558
Construction Machinery & Heavy Trucks–0.19%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	255,000	251,175
Caterpillar, Inc., 3.25%, 04/09/2050	160,000	176,810
		427,985
Construction Materials–0.18%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	410,094
Consumer Finance–0.46%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	35,470
4.63%, 03/30/2025	223,000	230,271
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	163,000	150,877
6.63%, 03/15/2026	280,000	264,600
Navient Corp.,
7.25%, 01/25/2022	25,000	24,931
7.25%, 09/25/2023	184,000	177,213
5.00%, 03/15/2027	82,000	70,366
Springleaf Finance Corp., 7.13%, 03/15/2026	120,000	118,481
		1,072,209
Copper–0.62%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	623,000	633,787
4.13%, 03/01/2028	299,000	291,246
4.25%, 03/01/2030	299,000	290,498
5.40%, 11/14/2034	187,000	185,673
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	75,000	43,014
		1,444,218
Data Processing & Outsourced Services–0.21%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	41,000	36,811
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	36,000	33,971
PayPal Holdings, Inc., 2.65%, 10/01/2026	390,000	424,360
		495,142
Department Stores–0.09%
Kohl’s Corp.,
9.50%, 05/15/2025	105,000	111,725
5.55%, 07/17/2045	42,000	32,973
Macy’s, Inc., 8.38%, 06/15/2025(b)	62,000	63,007
		207,705
Diversified Banks–12.27%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,125,727
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)	765,000	847,402
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	345,000	349,097
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(e)	$735,000	$796,440
2.59%, 04/29/2031	323,000	332,718
7.75%, 05/14/2038	765,000	1,224,495
Series AA, 6.10%(d)	1,422,000	1,497,643
Series DD, 6.30%(d)	418,000	458,059
Series Z, 6.50%(d)	1,074,000	1,158,153
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	594,328
Bank of Nova Scotia (The) (Canada), 4.90%(d)	532,000	526,680
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	535,000	569,853
Citigroup, Inc.,
5.50%, 09/13/2025	1,159,000	1,357,252
3.11%, 04/08/2026	430,000	453,526
4.41%, 03/31/2031	348,000	401,618
2.57%, (SOFR + 2.11%), 06/03/2031(e)	651,000	651,271
4.65%, 07/23/2048	259,000	321,762
Series Q, 5.95%(d)	350,000	327,250
Series T, 6.25%(d)	450,000	479,626
Series U, 5.00%(d)	956,000	895,652
Series V, 4.70%(d)	260,000	226,688
Federation des caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	615,000	624,840
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	772,000	788,984
HSBC Holdings PLC (United Kingdom), 6.00%(d)	845,000	821,412
JPMorgan Chase & Co.,
2.30%, 08/15/2021	910,000	913,005
1.93%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	756,000	744,097
2.08%, 04/22/2026	576,000	590,133
3.63%, 12/01/2027	490,000	535,478
2.52%, 04/22/2031	468,000	478,978
2.96%, (SOFR + 2.52%), 05/13/2031(e)	358,000	369,353
3.11%, 04/22/2041	358,000	373,281
Series W, 1.39% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	790,000	514,642
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(d)(e)	509,000	433,671
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	470,990
4.13%, 07/15/2023(b)	552,000	559,206
Societe Generale S.A. (France),
7.38%(b)(d)	295,000	297,664
7.38%(b)(d)	505,000	493,887
Standard Chartered PLC (United Kingdom),
2.10%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(e)	442,000	439,839
4.30%, 02/19/2027(b)	300,000	310,122
7.75%(b)(d)	255,000	263,094
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	625,000	665,799
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
2.19%, 04/30/2026	$168,000	$170,422
3.07%, 04/30/2041	240,000	241,126
5.38%, 11/02/2043	1,750,000	2,245,415
4.75%, 12/07/2046	357,000	421,774
		28,362,452
Diversified Capital Markets–0.68%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)	280,000	311,436
7.50%(b)(d)	285,000	293,235
5.10%(b)(d)	478,000	442,747
Macquarie Bank Ltd. (Australia), 6.13%(b)(d)	530,000	526,468
		1,573,886
Diversified Chemicals–0.36%
Chemours Co. (The),
6.63%, 05/15/2023	21,000	21,107
7.00%, 05/15/2025	18,000	17,552
Dow Chemical Co. (The), 3.15%, 05/15/2024	243,000	255,163
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	519,000	520,183
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	24,000	22,995
		837,000
Diversified Metals & Mining–1.04%
Anglo American Capital PLC (South Africa), 5.63%, 04/01/2030(b)	404,000	465,399
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/14/2030(b)	390,000	402,802
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	45,000	41,026
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	508,000	526,258
6.25%, 07/15/2041	958,000	968,042
		2,403,527
Diversified REITs–1.06%
iStar, Inc., 4.75%, 10/01/2024	90,000	81,234
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	283,000	279,079
5.25%, 01/30/2026(b)	764,000	722,797
4.87%, 01/15/2030(b)	560,000	486,329
6.39%, 01/15/2050(b)	905,000	834,143
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	16,000	15,438
3.75%, 02/15/2027(b)	16,000	15,478
4.13%, 08/15/2030(b)	16,000	15,478
		2,449,976
Drug Retail–1.25%
CVS Pass Through Trust, 5.77%, 01/10/2033(b)	1,216,442	1,338,373
CVS Pass-Through Trust, 6.04%, 12/10/2028	777,820	855,619
Walgreens Boots Alliance, Inc., 4.10%, 04/15/2050	723,000	699,964
		2,893,956
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Education Services–0.06%
Northwestern University, 2.64%, 12/01/2050	$135,000	$137,042
Electric Utilities–2.31%
DPL, Inc., 4.35%, 04/15/2029	22,000	22,166
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	421,542
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	2,264,380
Entergy Corp., 3.75%, 06/15/2050	45,000	49,164
Georgia Power Co.,
2.85%, 05/15/2022	285,000	294,941
Series A, 2.20%, 09/15/2024	1,334,000	1,395,364
NRG Energy, Inc.,
6.63%, 01/15/2027	15,000	16,010
5.25%, 06/15/2029(b)	104,000	113,601
Southern Co. (The), Series B, 5.50%, 03/15/2057(e)	761,000	771,717
		5,348,885
Electrical Components & Equipment–0.06%
EnerSys,
5.00%, 04/30/2023(b)	76,000	75,992
4.38%, 12/15/2027(b)	18,000	17,696
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	39,000	38,705
		132,393
Electronic Components–1.62%
Corning, Inc., 5.45%, 11/15/2079	3,255,000	3,738,911
Electronic Equipment & Instruments–0.02%
MTS Systems Corp., 5.75%, 08/15/2027(b)	53,000	47,889
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	32,000	31,726
Financial Exchanges & Data–0.41%
Moody’s Corp.,
5.25%, 07/15/2044	404,000	535,233
3.25%, 05/20/2050	131,000	140,401
MSCI, Inc., 3.88%, 02/15/2031(b)	257,000	264,098
		939,732
Food Distributors–0.03%
US Foods, Inc., 5.88%, 06/15/2024(b)	79,000	76,638
Food Retail–0.23%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
3.50%, 02/15/2023(b)	394,000	397,280
6.63%, 06/15/2024	60,000	62,227
4.63%, 01/15/2027(b)	42,000	42,727
5.88%, 02/15/2028(b)	32,000	34,326
		536,560
Forest Products–0.18%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	344,000	350,351
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	69,000	68,297
		418,648
	Principal Amount	Value
Gas Utilities–0.13%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	$80,000	$83,849
5.88%, 08/20/2026	61,000	64,832
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	99,000	100,298
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	56,000	57,319
		306,298
Health Care Equipment–0.15%
Becton Dickinson and Co., 3.79%, 05/20/2050	311,000	350,314
Health Care Facilities–0.60%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	27,000	27,394
HCA, Inc.,
5.00%, 03/15/2024	761,000	838,847
5.38%, 02/01/2025	39,000	42,911
5.25%, 04/15/2025	30,000	34,054
5.88%, 02/15/2026	71,000	79,644
5.38%, 09/01/2026	18,000	19,992
5.50%, 06/15/2047	286,000	343,129
		1,385,971
Health Care REITs–0.77%
Diversified Healthcare Trust, 6.75%, 12/15/2021	1,090,000	1,060,204
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	99,000	102,654
4.63%, 08/01/2029	328,000	325,489
Physicians Realty L.P., 4.30%, 03/15/2027	295,000	291,892
		1,780,239
Health Care Services–1.52%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	31,000	31,191
Cigna Corp.,
3.75%, 07/15/2023	543,000	591,227
2.11%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(e)	742,000	733,023
3.00%, 07/15/2023(b)	998,000	1,054,470
4.80%, 08/15/2038	780,000	974,717
DaVita, Inc., 4.63%, 06/01/2030(b)	27,000	26,966
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	60,000	50,914
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	43,000	40,769
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	29,000	16,198
		3,519,475
Home Improvement Retail–0.07%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	23,000	20,798
Lowe’s Cos., Inc., 4.00%, 04/15/2025	127,000	143,725
		164,523
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Homebuilding–1.49%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	$55,000	$56,523
Beazer Homes USA, Inc.,
6.75%, 03/15/2025	49,000	49,669
5.88%, 10/15/2027	6,000	5,659
KB Home, 4.80%, 11/15/2029	77,000	77,937
Lennar Corp.,
8.38%, 01/15/2021	6,000	6,217
5.38%, 10/01/2022	56,000	58,857
4.75%, 11/15/2022	31,000	32,442
5.25%, 06/01/2026	78,000	84,128
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	991,000	943,774
6.00%, 01/15/2043	1,643,000	1,745,227
Mattamy Group Corp. (Canada),
5.25%, 12/15/2027(b)	30,000	29,194
4.63%, 03/01/2030(b)	200,000	184,469
Meritage Homes Corp., 5.13%, 06/06/2027	52,000	53,745
PulteGroup, Inc., 6.38%, 05/15/2033	2,000	2,278
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	58,000	57,716
5.75%, 01/15/2028(b)	37,000	36,577
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	10,000	10,011
		3,434,423
Hotel & Resort REITs–0.01%
Service Properties Trust, 4.95%, 10/01/2029	42,000	33,669
Hotels, Resorts & Cruise Lines–0.06%
Carnival Corp., 11.50%, 04/01/2023(b)	119,000	127,014
Marriott International, Inc., 4.63%, 06/15/2030	17,000	17,431
		144,445
Household Products–0.07%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(b)	17,000	17,257
7.00%, 07/15/2024(b)	76,000	76,582
Spectrum Brands, Inc.,
5.75%, 07/15/2025	33,000	34,134
5.00%, 10/01/2029(b)	37,000	36,253
		164,226
Independent Power Producers & Energy Traders–0.08%
AES Corp. (The), 5.50%, 04/15/2025	98,000	100,755
Calpine Corp., 5.50%, 02/01/2024	41,000	41,435
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	35,000	37,100
		179,290
Industrial Conglomerates–0.91%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	630,000	630,412
General Electric Co., 5.55%, 01/05/2026	1,171,000	1,301,642
Honeywell International, Inc., 1.35%, 06/01/2025	157,000	160,325
		2,092,379
	Principal Amount	Value
Industrial Machinery–0.10%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	$94,000	$79,087
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	77,899
Mueller Industries, Inc., 6.00%, 03/01/2027	80,000	75,885
		232,871
Industrial REITs–0.08%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	215,000	190,074
Integrated Oil & Gas–2.13%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	95,000	86,346
Ecopetrol S.A. (Colombia), 6.88%, 04/29/2030	640,000	732,160
Exxon Mobil Corp., 2.99%, 03/19/2025	402,000	440,565
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	826,000	813,610
2.60%, 08/13/2021	338,000	327,184
2.90%, 08/15/2024	153,000	122,400
3.20%, 08/15/2026	52,000	38,204
3.50%, 08/15/2029	44,000	29,810
6.20%, 03/15/2040	39,000	26,812
4.10%, 02/15/2047	51,000	29,835
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	58,000	58,333
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031(b)	20,000	16,298
6.95%, 01/28/2060(b)	185,000	144,687
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	1,471,000	1,525,466
4.38%, 04/16/2049(b)	346,000	384,201
Total Capital International S.A. (France), 3.13%, 05/29/2050	139,000	140,846
		4,916,757
Integrated Telecommunication Services–3.18%
AT&T, Inc.,
1.96%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	393,000	385,077
5.25%, 03/01/2037	452,000	553,454
5.15%, 03/15/2042	1,017,000	1,220,574
5.35%, 12/15/2043	808,000	986,494
4.75%, 05/15/2046	576,000	673,624
5.15%, 11/15/2046	945,000	1,156,657
CommScope, Inc., 6.00%, 03/01/2026(b)	67,000	70,612
Embarq Corp., 8.00%, 06/01/2036	71,000	75,922
Frontier Communications Corp., 10.50%, 09/15/2022(c)	66,000	23,167
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	104,000	119,418
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,108,000	1,591,927
Verizon Communications, Inc., 4.81%, 03/15/2039	392,000	504,019
		7,360,945
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Interactive Media & Services–1.95%
Baidu, Inc. (China), 3.08%, 04/07/2025	$210,000	$219,085
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	41,000	34,242
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	621,000	495,148
6.63%, 08/15/2027(b)	55,000	33,221
Match Group, Inc.,
4.63%, 06/01/2028(b)	165,000	170,363
5.63%, 02/15/2029(b)	766,000	811,148
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	298,000	308,484
1.81%, 01/26/2026(b)	200,000	201,252
3.60%, 01/19/2028(b)	620,000	672,338
2.39%, 06/03/2030(b)	381,000	380,994
3.93%, 01/19/2038(b)	448,000	508,760
3.24%, 06/03/2050(b)	200,000	199,728
3.29%, 06/03/2060(b)	200,000	200,786
Twitter, Inc., 3.88%, 12/15/2027(b)	284,000	283,823
		4,519,372
Internet & Direct Marketing Retail–0.72%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	295,000	354,472
4.40%, 12/06/2057	290,000	365,748
QVC, Inc.,
4.75%, 02/15/2027	198,000	189,585
5.45%, 08/15/2034	894,000	757,665
		1,667,470
Investment Banking & Brokerage–2.96%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	536,000	554,653
Charles Schwab Corp. (The),
Series E, 4.63%(d)	820,000	771,054
Series G, 5.38%(d)	628,000	660,970
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	565,000	591,944
3.50%, 04/01/2025	374,000	402,107
6.75%, 10/01/2037	295,000	408,653
4.80%, 07/08/2044	1,007,000	1,241,735
Series P, 5.00%(d)	495,000	453,322
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	525,000	528,218
Morgan Stanley,
2.19%, 04/28/2026	290,000	298,272
2.70%, 01/22/2031	327,000	337,330
3.62%, 04/01/2031	358,000	398,330
Raymond James Financial, Inc., 4.65%, 04/01/2030	178,000	205,142
		6,851,730
IT Consulting & Other Services–0.14%
DXC Technology Co., 4.45%, 09/18/2022	323,000	334,428
Leisure Facilities–0.02%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	41,970
	Principal Amount	Value
Life & Health Insurance–3.66%
Athene Global Funding, 2.50%, 01/14/2025(b)	$376,000	$367,932
Athene Holding Ltd.,
4.13%, 01/12/2028	922,000	894,735
6.15%, 04/03/2030	455,000	498,247
Brighthouse Financial, Inc., 4.70%, 06/22/2047	916,000	809,751
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	950,000	1,005,475
4.40%, 10/15/2029(b)	1,212,000	1,086,233
MetLife, Inc.,
4.13%, 08/13/2042	371,000	426,412
Series C, 5.25%(d)	865,000	775,797
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	1,645,000	1,696,030
3.90%, 11/30/2049(b)	352,000	345,566
Prudential Financial, Inc., 3.91%, 12/07/2047	522,000	555,757
		8,461,935
Life Sciences Tools & Services–0.03%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	60,000	60,645
Managed Health Care–0.10%
Centene Corp.,
5.25%, 04/01/2025(b)	60,000	62,043
5.38%, 06/01/2026(b)	86,000	91,144
5.38%, 08/15/2026(b)	26,000	27,589
4.63%, 12/15/2029	37,000	40,002
		220,778
Metal & Glass Containers–0.08%
Ball Corp., 5.25%, 07/01/2025	70,000	78,670
Berry Global, Inc.,
5.50%, 05/15/2022	10,000	10,006
6.00%, 10/15/2022	10,000	10,110
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025(b)	31,000	31,368
7.88%, 07/15/2026(b)	41,000	41,119
OI European Group B.V., 4.00%, 03/15/2023(b)	11,000	10,903
		182,176
Movies & Entertainment–0.27%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	46,000	12,190
6.13%, 05/15/2027	46,000	11,845
AMC Entertainment, Inc., 10.50%, 04/15/2025(b)	83,000	73,455
Netflix, Inc.,
5.88%, 11/15/2028	205,000	233,738
5.38%, 11/15/2029(b)	264,000	293,676
		624,904
Multi-line Insurance–2.14%
American International Group, Inc.,
3.40%, 06/30/2030	540,000	567,832
4.50%, 07/16/2044	1,412,000	1,589,986
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	394,000	396,762
4.63%, 04/29/2030(b)	720,000	723,035
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Multi-line Insurance–(continued)
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	$193,000	$195,361
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	931,435
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	415,000	541,400
		4,945,811
Multi-Utilities–0.49%
CenterPoint Energy, Inc.,
2.50%, 09/01/2024	397,000	412,420
Series A, 6.13%(d)	572,000	543,717
CMS Energy Corp., 4.75%, 06/01/2050(e)	183,000	187,472
		1,143,609
Office REITs–0.35%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	523,000	576,952
Boston Properties L.P., 3.25%, 01/30/2031	230,000	241,384
		818,336
Office Services & Supplies–0.01%
Pitney Bowes, Inc., 5.70%, 04/01/2023	16,000	12,258
Oil & Gas Drilling–0.02%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	40,000	16,932
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	37,000	19,144
Transocean, Inc., 8.00%, 02/01/2027(b)	14,000	7,770
		43,846
Oil & Gas Equipment & Services–0.02%
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	43,000	36,918
Oil & Gas Exploration & Production–0.76%
Antero Resources Corp., 5.63%, 06/01/2023	46,000	26,824
Apache Corp.,
5.10%, 09/01/2040	51,000	40,939
4.75%, 04/15/2043	12,000	9,322
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	26,000	22,831
Callon Petroleum Co.,
6.13%, 10/01/2024	39,000	12,992
6.38%, 07/01/2026	16,000	4,537
Cameron LNG LLC,
3.30%, 01/15/2035(b)	475,000	505,263
3.40%, 01/15/2038(b)	513,000	489,566
Concho Resources, Inc., 4.38%, 01/15/2025	60,000	61,667
Continental Resources, Inc., 4.50%, 04/15/2023	86,000	80,006
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	19,000	18,593
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.,
6.13%, 02/01/2025	$32,000	$32,806
3.90%, 10/01/2027	17,000	14,971
7.00%, 02/01/2030	41,000	43,588
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	37,558
7.75%, 02/01/2028	52,000	48,696
Gulfport Energy Corp.,
6.63%, 05/01/2023	38,000	24,643
6.00%, 10/15/2024	40,000	23,525
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	14,000	13,808
PDC Energy, Inc., 5.75%, 05/15/2026	32,000	29,661
QEP Resources, Inc.,
6.88%, 03/01/2021	48,000	33,774
5.25%, 05/01/2023	20,000	10,712
5.63%, 03/01/2026	19,000	10,200
Southwestern Energy Co.,
7.50%, 04/01/2026	17,000	15,694
7.75%, 10/01/2027	63,000	58,946
Whiting Petroleum Corp.,
Conv., 1.25%, 04/01/2020(c)	6,000	795
5.75%, 03/15/2021(c)	41,000	4,933
6.63%, 01/15/2026(c)	42,000	4,962
WPX Energy, Inc.,
5.75%, 06/01/2026	67,000	67,195
5.25%, 10/15/2027	8,000	7,818
4.50%, 01/15/2030	4,000	3,674
		1,760,499
Oil & Gas Refining & Marketing–0.76%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	58,000	53,646
EnLink Midstream Partners L.P.,
4.85%, 07/15/2026	61,000	49,282
5.60%, 04/01/2044	53,000	32,221
NuStar Logistics L.P., 6.00%, 06/01/2026	91,000	87,573
Parkland Corp. (Canada),
6.00%, 04/01/2026(b)	66,000	67,517
5.88%, 07/15/2027(b)	410,000	410,949
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	53,000	44,685
Petronas Capital Ltd. (Malaysia),
3.50%, 04/21/2030(b)	250,000	275,046
4.55%, 04/21/2050(b)	320,000	390,307
4.80%, 04/21/2060(b)	200,000	262,274
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	87,381
		1,760,881
Oil & Gas Storage & Transportation–4.19%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	39,000	32,687
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	39,000	39,785
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	40,000	37,325
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
DCP Midstream Operating L.P., 5.13%, 05/15/2029	$65,000	$59,300
Energy Transfer Operating L.P.,
5.88%, 01/15/2024	85,000	92,944
3.75%, 05/15/2030	282,000	279,153
5.00%, 05/15/2050	310,000	299,275
Series A, 6.25%(d)	28,000	21,329
Enterprise Products Operating LLC,
3.13%, 07/31/2029	458,000	486,019
2.80%, 01/31/2030	306,000	318,319
4.80%, 02/01/2049	297,000	347,649
4.20%, 01/31/2050	360,000	389,871
3.70%, 01/31/2051	203,000	206,072
3.95%, 01/31/2060	292,000	294,928
Series D, 6.88%, 03/01/2033	95,000	119,684
4.88%, 08/16/2077(e)	573,000	502,518
EQM Midstream Partners L.P., 5.50%, 07/15/2028	92,000	85,242
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	64,000	61,946
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	16,000	15,798
Kinder Morgan, Inc., 7.80%, 08/01/2031	248,000	331,043
MPLX L.P.,
4.80%, 02/15/2029	317,000	346,094
4.70%, 04/15/2048	361,000	367,461
5.50%, 02/15/2049	496,000	563,231
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	60,000	41,878
ONEOK, Inc.,
5.85%, 01/15/2026	145,000	160,413
6.35%, 01/15/2031	552,000	624,576
Plains All American Pipeline L.P., Series B, 6.13%(d)	966,000	693,738
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	666,000	631,534
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030(b)	40,000	43,869
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	54,000	54,411
5.13%, 02/01/2025	56,000	55,948
5.88%, 04/15/2026	115,000	117,282
5.00%, 01/15/2028	33,000	32,188
5.50%, 03/01/2030(b)	11,000	10,935
Western Midstream Operating L.P.,
2.16%, (3 mo. USD LIBOR + 0.85%), 01/13/2023(e)	452,000	395,603
3.10%, 02/01/2025	252,000	235,776
4.75%, 08/15/2028	48,000	43,680
Williams Cos., Inc. (The),
4.13%, 11/15/2020	447,000	448,241
7.88%, 09/01/2021	24,000	25,871
3.60%, 03/15/2022	693,000	713,467
4.55%, 06/24/2024	67,000	72,710
		9,699,793
	Principal Amount	Value
Other Diversified Financial Services–1.05%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	$1,036,000	$1,232,862
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	857,000	1,018,612
ILFC E-Capital Trust II, 3.57% (3 mo. USD LIBOR +1.80%), 12/21/2065(b)(e)	100,000	45,430
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	39,000	39,464
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	39,000	40,667
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	62,000	61,883
		2,438,918
Packaged Foods & Meats–0.29%
B&G Foods, Inc.,
5.25%, 04/01/2025	39,000	40,174
5.25%, 09/15/2027	16,000	16,457
Hershey Co. (The), 3.13%, 11/15/2049	331,000	362,477
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	50,000	51,375
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	42,000	51,325
5.00%, 06/04/2042	39,000	40,149
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	65,000	67,751
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	37,000	38,021
		667,729
Paper Packaging–0.14%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	310,000	315,619
Paper Products–0.23%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	75,000	72,086
5.50%, 01/15/2026	16,000	14,530
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	80,000	80,354
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	342,000	361,515
		528,485
Pharmaceuticals–0.93%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	33,000	33,574
5.50%, 11/01/2025(b)	29,000	30,033
9.00%, 12/15/2025(b)	41,000	44,972
Bayer US Finance II LLC (Germany), 1.75% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(e)	815,000	794,031
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	648,000	700,360
3.20%, 06/15/2026(b)	416,000	467,225
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	41,000	40,756
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	34,000	34,743
		2,145,694
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–0.13%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	$18,000	$19,376
WR Berkley Corp., 4.00%, 05/12/2050	269,000	279,622
		298,998
Publishing–0.02%
Meredith Corp., 6.88%, 02/01/2026	53,000	49,245
Railroads–0.83%
CSX Corp., 4.65%, 03/01/2068	450,000	576,833
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	81,000	67,525
Norfolk Southern Corp.,
2.55%, 11/01/2029	109,000	115,100
3.40%, 11/01/2049	195,000	214,944
Union Pacific Corp.,
2.40%, 02/05/2030	501,000	525,431
3.95%, 08/15/2059	362,000	419,599
		1,919,432
Regional Banks–2.04%
CIT Group, Inc.,
5.00%, 08/15/2022	33,000	33,185
5.00%, 08/01/2023	48,000	48,235
Citizens Bank N.A., 2.25%, 04/28/2025	300,000	306,448
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	384,000	370,347
3.25%, 04/30/2030	180,000	185,345
Comerica, Inc., 5.63%(d)	170,000	169,490
Fifth Third Bancorp,
4.30%, 01/16/2024	628,000	684,189
2.55%, 05/05/2027	244,000	253,564
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	340,000	364,848
Huntington Bancshares, Inc., Series F, 5.63%(d)	538,000	542,035
KeyCorp, 2.25%, 04/06/2027	559,000	560,061
Synovus Financial Corp., 3.13%, 11/01/2022	352,000	354,462
Truist Bank,
1.50%, 03/10/2025	250,000	255,560
2.25%, 03/11/2030	263,000	260,200
Truist Financial Corp., Series P, 4.95%(d)	330,000	333,713
		4,721,682
Research & Consulting Services–0.00%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	10,000	11,148
Residential REITs–0.71%
Camden Property Trust, 2.80%, 05/15/2030	162,000	169,022
Essex Portfolio L.P., 3.63%, 08/15/2022	893,000	918,901
Spirit Realty L.P., 3.40%, 01/15/2030	642,000	552,379
		1,640,302
Restaurants–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	80,000	81,064
Aramark Services, Inc., 5.00%, 04/01/2025(b)	37,000	37,300
	Principal Amount	Value
Restaurants–(continued)
Starbucks Corp., 4.45%, 08/15/2049	$486,000	$568,915
		687,279
Retail REITs–0.22%
Realty Income Corp., 3.25%, 01/15/2031	173,000	177,204
Regency Centers L.P., 4.13%, 03/15/2028	312,000	327,083
		504,287
Security & Alarm Services–0.03%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	33,000	30,961
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	40,000	41,293
		72,254
Semiconductor Equipment–0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	188,000	196,141
Semiconductors–2.62%
Analog Devices, Inc.,
3.13%, 12/05/2023	423,000	451,559
2.95%, 04/01/2025	155,000	165,465
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	1,032,000	1,087,357
3.50%, 01/15/2028	975,000	1,000,834
Broadcom, Inc.,
4.70%, 04/15/2025(b)	40,000	43,922
5.00%, 04/15/2030(b)	483,000	535,057
4.30%, 11/15/2032(b)	490,000	519,114
Micron Technology, Inc.,
4.98%, 02/06/2026	285,000	320,384
4.19%, 02/15/2027	780,000	863,285
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	806,000	845,432
4.63%, 06/01/2023(b)	200,000	215,780
		6,048,189
Soft Drinks–0.63%
Coca-Cola Co. (The),
2.60%, 06/01/2050	441,000	435,465
2.75%, 06/01/2060	298,000	292,248
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	725,000	736,308
		1,464,021
Sovereign Debt–1.51%
Abu Dhabi Government International Bond (United Arab Emirates),
2.50%, 04/16/2025(b)	270,000	281,678
3.13%, 04/16/2030(b)	375,000	404,422
3.88%, 04/16/2050(b)	280,000	320,250
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	201,000
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	$310,000	$286,210
6.00%, 08/01/2029(b)	400,000	335,216
Peruvian Government International Bond (Peru), 2.39%, 01/23/2026	190,000	196,840
Qatar Government International Bond (Qatar),
3.40%, 04/16/2025(b)	200,000	213,850
3.75%, 04/16/2030(b)	200,000	222,988
4.40%, 04/16/2050(b)	205,000	244,182
Saudi Government International Bond (Saudi Arabia), 3.75%, 01/21/2055(b)	785,000	775,187
		3,481,823
Specialized Consumer Services–0.04%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	22,000	22,332
7.45%, 08/15/2027	75,000	79,767
		102,099
Specialized Finance–0.45%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	682,000	746,131
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	285,000	300,058
		1,046,189
Specialized REITs–0.32%
Crown Castle International Corp., 4.15%, 07/01/2050	135,000	156,408
Equinix, Inc., 5.88%, 01/15/2026	90,000	94,483
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	41,000	41,095
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	56,000	56,991
Iron Mountain, Inc.,
6.00%, 08/15/2023	30,000	30,378
5.75%, 08/15/2024	15,000	15,140
5.25%, 03/15/2028(b)	77,000	78,333
4.88%, 09/15/2029(b)	137,000	137,741
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	68,000	31,528
SBA Communications Corp., 4.88%, 09/01/2024	95,000	98,235
		740,332
Specialty Chemicals–0.32%
Ashland LLC, 4.75%, 08/15/2022	4,000	4,182
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	605,000	544,309
Element Solutions, Inc., 5.88%, 12/01/2025(b)	38,000	39,156
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	58,000	57,359
PolyOne Corp., 5.25%, 03/15/2023	52,000	56,073
PQ Corp., 6.75%, 11/15/2022(b)	33,000	33,763
		734,842
Steel–0.31%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	8,000	8,360
	Principal Amount	Value
Steel–(continued)
POSCO (South Korea), 2.50%, 01/17/2025(b)	$685,000	$704,985
		713,345
Systems Software–0.33%
Oracle Corp., 3.60%, 04/01/2050	690,000	772,303
Technology Distributors–0.23%
Avnet, Inc., 4.63%, 04/15/2026	461,000	515,141
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	13,000	13,474
		528,615
Technology Hardware, Storage & Peripherals–1.74%
Apple, Inc.,
2.05%, 09/11/2026	469,000	501,608
2.65%, 05/11/2050	481,000	495,916
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	124,762
4.00%, 07/15/2024(b)	442,000	459,801
5.85%, 07/15/2025(b)	135,000	151,300
6.02%, 06/15/2026(b)	861,000	973,697
4.90%, 10/01/2026(b)	256,000	277,002
8.10%, 07/15/2036(b)	42,000	50,971
8.35%, 07/15/2046(b)	695,000	883,082
NCR Corp., 8.13%, 04/15/2025(b)	88,000	95,150
		4,013,289
Thrifts & Mortgage Finance–0.11%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	11,000	9,926
Radian Group, Inc., 6.63%, 03/15/2025	249,000	254,104
		264,030
Tobacco–0.65%
Altria Group, Inc.,
3.80%, 02/14/2024	607,000	660,592
4.80%, 02/14/2029	738,000	846,417
		1,507,009
Trading Companies & Distributors–1.78%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(e)	1,714,000	1,279,929
Air Lease Corp.,
3.88%, 04/01/2021	995,000	973,220
3.38%, 06/01/2021	825,000	794,617
3.00%, 09/15/2023	375,000	345,336
Aircastle Ltd., 5.00%, 04/01/2023	85,000	74,710
BMC East LLC, 5.50%, 10/01/2024(b)	63,000	63,387
BOC Aviation Ltd. (Singapore), 2.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(e)	294,000	282,205
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	40,000	39,076
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
5.50%, 07/15/2025	$35,000	$36,316
5.88%, 09/15/2026	83,000	87,412
6.50%, 12/15/2026	62,000	66,406
5.50%, 05/15/2027	18,000	19,158
5.25%, 01/15/2030	56,000	58,510
		4,120,282
Trucking–1.58%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	735,000	544,763
3.50%, 11/01/2027(b)	1,246,000	863,995
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	46,000	37,030
10.50%, 05/15/2025(b)	37,000	41,347
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	157,000	156,389
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.13%, 08/01/2023(b)	1,907,000	2,016,774
		3,660,298
Wireless Telecommunication Services–2.10%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	448,875	451,539
4.74%, 03/20/2025(b)	922,000	980,681
5.15%, 03/20/2028(b)	1,587,000	1,775,758
T-Mobile USA, Inc.,
6.38%, 03/01/2025	145,000	149,918
6.50%, 01/15/2026	212,000	224,214
4.50%, 04/15/2050(b)	305,000	344,446
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	900,000	933,385
		4,859,941
Total U.S. Dollar Denominated Bonds & Notes (Cost $204,202,578)		210,866,140
U.S. Treasury Securities–3.13%
U.S. Treasury Bills–0.21%
0.15% - 0.40%, 09/03/2020(f)(g)	485,000	484,814
U.S. Treasury Bonds–0.84%
2.00%, 02/15/2050	1,695,700	1,939,092
U.S. Treasury Notes–2.08%
0.38%, 04/30/2025	2,799,900	2,809,798
0.25%, 05/31/2025	110,000	109,736
0.50%, 04/30/2027	726,000	726,468
0.63%, 05/15/2030	1,182,800	1,179,635
		4,825,637
Total U.S. Treasury Securities (Cost $7,234,488)		7,249,543
	Shares
Preferred Stocks–2.75%
Diversified Banks–1.16%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,689,200
	Shares		Value
Investment Banking & Brokerage–1.25%
Morgan Stanley, 7.13%, Series E, Pfd.		65,000	$1,799,850
Morgan Stanley, 6.88%, Series F, Pfd.		40,000	1,086,000
			2,885,850
Regional Banks–0.34%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		30,000	792,000
Total Preferred Stocks (Cost $5,923,864)			6,367,050
	Principal Amount
Asset-Backed Securities–0.67%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$607,715	550,581
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		364,088	339,687
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		654,925	650,354
Total Asset-Backed Securities (Cost $1,639,290)			1,540,622
Non-U.S. Dollar Denominated Bonds & Notes–0.52%(h)
Integrated Telecommunication Services–0.22%
AT&T, Inc., Series B, 2.88%(d)	EUR	500,000	522,279
Movies & Entertainment–0.18%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	409,886
Sovereign Debt–0.12%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	300,000	273,829
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,267,003)			1,205,994

Municipal Obligations–0.22%
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052 (Cost $490,000)		490,000	500,231
	Shares
Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(i)(j)		1,475,722	1,475,722
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(i)(j)		1,689,941	1,691,462
Invesco Treasury Portfolio, Institutional Class, 0.08%(i)(j)		1,686,539	1,686,539
Total Money Market Funds (Cost $4,853,171)			4,853,723
TOTAL INVESTMENTS IN SECURITIES–100.58% (Cost $225,610,394)			232,583,303
OTHER ASSETS LESS LIABILITIES—(0.58)%			(1,349,931)
NET ASSETS–100.00%			$231,233,372
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $80,881,824, which represented 34.98% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $100,066, which represented less than 1% of the Fund’s Net Assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,137,412	$5,401,968	$(5,063,658)	$-	$-	$1,475,722	$1,055
Invesco Liquid Assets Portfolio, Institutional Class	880,832	4,933,636	(4,122,641)	465	(830)	1,691,462	1,869
Invesco Treasury Portfolio, Institutional Class	1,299,900	6,173,676	(5,787,037)	-	-	1,686,539	1,120
Total	$3,318,144	$16,509,280	$(14,973,336)	$465	$(830)	$4,853,723	$4,044

(j)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	41	September-2020	$7,313,375	$(12,901)	$(12,901)
U.S. Treasury 2 Year Notes	257	September-2020	56,756,844	7,525	7,525
U.S. Treasury 5 Year Notes	52	September-2020	6,532,500	5,801	5,801
Subtotal—Long Futures Contracts				425	425
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Bond	10	September-2020	(2,180,313)	(5,710)	(5,710)
U.S. Treasury 10 Year Notes	52	September-2020	(7,231,250)	(9,860)	(9,860)
U.S. Treasury 10 Year Ultra Bonds	48	September-2020	(7,551,750)	(39,102)	(39,102)
Subtotal—Short Futures Contracts				(54,672)	(54,672)
Total Futures Contracts				$(54,247)	$(54,247)

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2020	Citibank N.A.	EUR	1,155,000	USD	1,271,736	$(12,717)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$210,866,140	$—	$210,866,140
U.S. Treasury Securities	—	7,249,543	—	7,249,543
Preferred Stocks	6,367,050	—	—	6,367,050
Asset-Backed Securities	—	1,540,622	—	1,540,622
Non-U.S. Dollar Denominated Bonds & Notes	—	1,205,994	—	1,205,994
Municipal Obligations	—	500,231	—	500,231
Money Market Funds	4,853,723	—	—	4,853,723
Total Investments in Securities	11,220,773	221,362,530	—	232,583,303
Other Investments - Assets*
Futures Contracts	13,326	—	—	13,326
Other Investments - Liabilities*
Futures Contracts	(67,573)	—	—	(67,573)
Forward Foreign Currency Contracts	—	(12,717)	—	(12,717)
	(67,573)	(12,717)	—	(80,290)
Total Other Investments	(54,247)	(12,717)	—	(66,964)
Total Investments	$11,166,526	$221,349,813	$—	$232,516,339

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Bond Fund